Related Parties Transactions (Details Textual) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2012 Short Term Loans 2012 [Member]	Dec. 31, 2012 Short Term Loans 2012 [Member] Maximum [Member]	Dec. 31, 2012 Short Term Loans 2012 [Member] Minimum [Member]	Dec. 31, 2013 Short Term Loans 2013 [Member]	Sep. 30, 2013 Short Term Loans 2013 [Member]	Dec. 31, 2013 Short Term Loans 2013 [Member] Maximum [Member]	Dec. 31, 2013 Short Term Loans 2013 [Member] Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 115,000	$ 25,000			$ 100,000	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%	6.00%	6.00%	10.00%
Interest Expense		3,942			1,124
Proceeds from Short-term Debt, Total	$ 160,000